Note 39 - Administration Costs	6 Months Ended
Jun. 30, 2019
Classes Of Employee Benefits Expense
Personnel Expenses Explanatory

39. Administration costs

39.1. Personnel expense

The breakdown of the balance under this heading in the accompanying consolidated income statements is as follows:

Personnel expense (Millions of Euros)
	Notes	June 2019	June 2018
Wages and salaries		2.435	2.432
Social security costs		396	369
Defined contribution plan expense	24	55	51
Defined benefit plan expense	24	24	30
Other personnel expense		222	223
Total		3.131	3.104

The breakdown of the average number of employees in the BBVA Group as of June 30, 2019 and 2018 is as follows:

Average number of employees
	June 2019	June 2018
BBVA Group	125.907	131.881
Men	58.203	60.623
Women	67.704	71.258
Of which BBVA, S.A.:	25.879	26.356
Men	12.842	13.178
Women	13.037	13.178

39.2. Other administrative expense

The breakdown of the balance under this heading in the accompanying consolidated income statements is as follows:

Other administrative expense (Millions of Euros)
	June 2019	June 2018
Technology and systems	604	556
Communications	109	119
Advertising	158	174
Property, fixtures and materials	266	492
Of which: Rent expense (*)	52	282
Taxes other than income tax	203	215
Other expense	612	638
Total	1.953	2.193

(*) The change is mainly due to the implementation of IFRS 16 on January 1, 2019 (see Note 2.1).